Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party	12 Months Ended
Dec. 31, 2025
Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party [Abstract]
Loan receivables and crypto asset collateral payable to customers and related party

10. Loan receivables and crypto asset collateral payable to customers and related party

The Company offers fixed-rate loans that are typically settled in USDT and denominated in USD to customers to finance the purchase of on-rack mining machines and expenditures on mining-related services, including electricity, maintenance and repair, and other service cost.

The following table describes the Company’s loan receivables:

(In USD)	December 31, 2024	December 31, 2025
Loan receivables, current	300,701,527	330,890,254
Less: Allowance of expected credit losses	—	(249,220)
Loan receivables, current, net	300,701,527	330,641,034
Loan receivables, non-current	128,166,851	113,337,737
Less: Allowance of expected credit losses		(75,085)
Loan receivables, non-current, net	128,166,851	113,262,652
Total loan receivables due from customers, net	428,868,378	443,903,686
Loan receivables due from related party, non-current	—	556,920,892
Less: Allowance of expected credit losses	—	(553)
Total loan receivables due from related party, net	—	556,920,339
Total loan receivables, net	428,868,378	1,000,824,025

The following table describes types of Company’s loan receivables:

(In USD)	December 31, 2024	December 31, 2025
Mining machine loans	121,213,918	135,625,905
Hashrate loans	307,654,460	865,522,978
Less: Allowance of expected credit losses	—	(324,858)
Total loan receivables, net	428,868,378	1,000,824,025

As of December 31, 2024, and 2025, there were no overdue loan receivables, and all loans remained over-collateralized.

The following table are movements of provision for expected credit losses:

(In USD)	December 31, 2024	December 31, 2025
Provision for allowance for expected credit losses, beginning	—	—
Additions	—	324,858
Provision for allowance for expected credit losses, ending	—	324,858

Loan receivables are fully collateralized by crypto assets and/or Bitcoin mining machines from customers. The Company has the right to sell, pledge or rehypothecate the crypto asset collateral pledged by the customers and the Company is not obligated to return collateral equal to the fair value of the borrowings should the customers default. The Company records such obligation to return collateral to its customers in “crypto assets collateral payable to customers” on the combined and consolidated balance sheets.

(in USD)	December 31, 2024	December 31, 2025
Short-term collateral payables	493,043,352	413,279,728
Long-term collateral payables, current	200,809,401	15,795,812
Total collateral payables, current	693,852,753	429,075,540
Long-term collateral payables to customers, non-current	88,943,818	69,021,582
Long-term collateral payable to related party, non-current	—	659,615,535
Total collateral payables	782,796,571	1,157,712,657

Customer collateral consisted as follows:

	December 31, 2024		December 31, 2025
	Units	Fair value (USD)	Units	Fair value (USD)
USDT	317,912	317,244	334,658	334,270
Bitcoin - Customer	8,514	782,479,327	5,359	470,582,222
Bitcoin - Related party	—	—	7,511	659,615,535
ETH	—	—	9,115	27,180,630
Total		782,796,571		1,157,712,657

The Company enters into supply-chain financing arrangements with its customers and related party that require the customer to pledge Bitcoin as collateral. In certain instances where the customer withdraws Bitcoin to settle outstanding obligations, the remaining balance, usually in small residual amounts, may be returned to the Company in USDT. Assuming no customer default, the collateral shall be returned in the same type and quantity of crypto asset originally pledged by the customer. In addition to “crypto assets collateral payable to customers” recognized on the combined and consolidated balance sheets, the Company also takes security over Bitcoin mining machines as collateral, which are not included on the combined and consolidated balance sheets as of December 31, 2024 and 2025, as such collateral did not meet the recognition criteria.